Weighted-Average Policy Range (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	100.00%
Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation Percentage	100.00%	100.00%
Cash and Cash Equivalents
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	0.50%
Cash and Cash Equivalents | Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	0.00%
Asset allocation percentage, current policy upper range	5.00%
Asset allocation Percentage	4.10%	0.80%
Fixed Income Securities
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	29.50%
Fixed Income Securities | Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	20.00%
Asset allocation percentage, current policy upper range	40.00%
Asset allocation Percentage	20.60%	41.90%
Public equity
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	46.00%
Public equity | Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	35.00%
Asset allocation percentage, current policy upper range	50.00%
Asset allocation Percentage	49.60%	45.90%
Real estate and infrastructure
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	12.00%
Real estate and infrastructure | Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	8.00%
Asset allocation percentage, current policy upper range	20.00%
Asset allocation Percentage	10.80%	11.40%
Absolute Return
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	12.00%
Absolute Return | Pension Plans, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	0.00%
Asset allocation percentage, current policy upper range	18.00%
Asset allocation Percentage	14.90%